Organization and Principal Activities (Details)	May 20, 2022	Nov. 24, 2021 shares	Nov. 04, 2020 shares	Dec. 30, 2016 USD ($) shares	Dec. 31, 2022
Major subsidiaries and the consolidated VIEs
Share split ratio	10
SINA | Leju Holdings Limited
Major subsidiaries and the consolidated VIEs
Shares purchased from related party			24,475,251
Zhou Parties [Member] | Leju Holdings Limited
Major subsidiaries and the consolidated VIEs
Shares purchased from related party			51,925,996
E-House | Reportable Legal Entities | SINA
Major subsidiaries and the consolidated VIEs
Total ordinary shares repurchased, ordinary shares transferred (in shares)				40,651,187
Total cash consideration for repurchase of ordinary shares | $				$ 129,038,150
E-House Enterprise | Leju Holdings Limited
Major subsidiaries and the consolidated VIEs
Shares purchased from related party			76,401,247
Shanghai SINA Leju
Major subsidiaries and the consolidated VIEs
Ownership percentage					100.00%
City RE-House
Major subsidiaries and the consolidated VIEs
Ownership percentage					100.00%
Shanghai Yi Yue
Major subsidiaries and the consolidated VIEs
Ownership percentage					100.00%
Beijing Maiteng
Major subsidiaries and the consolidated VIEs
Ownership percentage					84.00%
E-House Enterprise | TM Home Limited
Major subsidiaries and the consolidated VIEs
Ownership percentage		70.23%
Shares purchased from related party		76,401,247
Alibaba Investment Limited | TM Home Limited
Major subsidiaries and the consolidated VIEs
Ownership percentage		29.77%